Recapitalization Costs - Schedule of Recapitalization Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Recapitalization Costs [Abstract]
Number of shares/warrants, Net deficit from SPAC transferred to the Company
At Closing Date, Net deficit from SPAC transferred to the Company	$ 7,048,439
Number of shares/warrants, Class A Ordinary Shares	1,066,168
At Closing Date, Class A ordinary shares
Number of shares/warrants, founder shareholders and other advisors	2,666,900
At Closing Date, Founder shareholders and other advisors
Number of shares/warrants, Total shares issued to SPAC	3,733,068
At Closing Date, Total shares issued to SPAC
Number of shares/warrants, Diluted share price at Closing Date	$ 4.32
At Closing Date, Diluted share price at Closing Date
Number of shares/warrants, Total value transferred to the SPAC
At Closing Date, Total value transferred to the SPAC			$ 16,126,854
Number of shares/warrants, Recapitalization costs
At Closing Date, Recapitalization costs			$ 23,210,293